Supplemental Cash Flow Information	12 Months Ended
May. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow disclosures for the years ended May 31, 2015, 2014, and 2013 are as follows:

	2015	2014	2013

	(in thousands)
Supplemental cash flow information:
Income taxes paid, net of refunds	$66,726	$94,938	$55,218
Interest paid (1)	$36,537	$33,214	$29,677
(1) Includes distributions to HSBC Asia of $3.3 million and $8.4 million in fiscal 2014 and fiscal 2013, respectively, which were characterized as interest expense pursuant to ASC 480. See "Note 3 - Business and Intangible Asset Acquisitions and Joint Ventures."